Quarterly Holdings Report
for
Fidelity Advisor® Multi-Asset Income Fund
March 31, 2023
AMAI-NPRT1-0523
1.9865901.107
Corporate Bonds - 28.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 8.6%
COMMUNICATION SERVICES - 0.8%
Interactive Media & Services - 0.6%
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	6,724,000	5,214,462
Snap, Inc. 0.125% 3/1/28	10,293,000	7,220,540
		12,435,002
Media - 0.2%
Magnite, Inc. 0.25% 3/15/26	3,650,000	2,916,090

TOTAL COMMUNICATION SERVICES		15,351,092

CONSUMER DISCRETIONARY - 1.7%
Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc. 0.75% 5/1/25	2,200,000	3,294,283
DraftKings, Inc. 0% 3/15/28	26,154,000	18,098,568
		21,392,851
Leisure Products - 0.2%
Peloton Interactive, Inc. 0% 2/15/26	3,850,000	2,923,160

Specialty Retail - 0.4%
Wayfair LLC 0.625% 10/1/25	10,433,000	7,592,815

TOTAL CONSUMER DISCRETIONARY		31,908,826

CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Turning Point Brands, Inc. 2.5% 7/15/24	8,378,000	7,861,700

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Northern Oil & Gas, Inc. 3.625% 4/15/29 (b)	6,614,000	7,060,406

FINANCIALS - 0.3%
Consumer Finance - 0.1%
LendingTree, Inc. 0.5% 7/15/25	4,597,000	3,428,443

Financial Services - 0.2%
Shift4 Payments, Inc. 0.5% 8/1/27	3,638,000	3,432,453

TOTAL FINANCIALS		6,860,896

HEALTH CARE - 0.8%
Biotechnology - 0.4%
BridgeBio Pharma, Inc. 2.25% 2/1/29	2,100,000	1,338,438
Exact Sciences Corp. 2% 3/1/30 (b)	3,750,000	4,123,125
PTC Therapeutics, Inc. 1.5% 9/15/26	2,100,000	2,377,200
		7,838,763
Health Care Equipment & Supplies - 0.2%
Integer Holdings Corp. 2.125% 2/15/28 (b)	3,265,000	3,553,953

Health Care Providers & Services - 0.2%
Accolade, Inc. 0.5% 4/1/26	5,126,000	4,026,116

TOTAL HEALTH CARE		15,418,832

INDUSTRIALS - 0.4%
Electrical Equipment - 0.4%
Stem, Inc. 4.25% 4/1/30 (b)	2,300,000	2,284,719
TPI Composites, Inc. 5.25% 3/15/28 (b)	4,761,000	5,263,286
		7,548,005
Transportation - 0.0%
Lyft, Inc. 1.5% 5/15/25	595,000	522,369

TOTAL INDUSTRIALS		8,070,374

INFORMATION TECHNOLOGY - 3.4%
IT Services - 0.9%
BigCommerce Holdings, Inc. 0.25% 10/1/26	8,705,000	6,623,810
Digitalocean Holdings, Inc. 0% 12/1/26	3,400,000	2,669,887
Fastly, Inc. 0% 3/15/26	4,000,000	3,172,000
Okta, Inc. 0.375% 6/15/26	2,500,000	2,127,500
Wix.com Ltd. 0% 8/15/25	4,886,000	4,216,618
		18,809,815
Semiconductors & Semiconductor Equipment - 0.2%
onsemi 0.5% 3/1/29 (b)	3,290,000	3,420,310

Software - 2.3%
Altair Engineering, Inc. 1.75% 6/15/27 (b)	3,300,000	3,842,850
Bentley Systems, Inc. 0.375% 7/1/27	4,161,000	3,511,884
Bill Holdings, Inc. 0% 4/1/27	6,000,000	4,735,620
Confluent, Inc. 0% 1/15/27	5,975,000	4,719,528
Everbridge, Inc. 0% 3/15/26	3,282,000	2,713,804
HubSpot, Inc. 0.375% 6/1/25	3,000,000	4,758,000
LivePerson, Inc. 0% 12/15/26	4,046,000	2,407,370
MicroStrategy, Inc. 0% 2/15/27	15,040,000	7,868,423
Porch Group, Inc. 0.75% 9/15/26 (b)	3,722,000	2,000,575
RingCentral, Inc. 0% 3/15/26	3,860,000	3,121,968
Unity Software, Inc. 0% 11/15/26	6,068,000	4,699,666
		44,379,688
TOTAL INFORMATION TECHNOLOGY		66,609,813

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Redfin Corp. 0.5% 4/1/27	8,428,000	5,170,523
Zillow Group, Inc. 1.375% 9/1/26	2,725,000	3,205,963
		8,376,486
TOTAL CONVERTIBLE BONDS		167,518,425
Nonconvertible Bonds - 19.5%
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.3%
Altice France SA 5.125% 7/15/29 (b)	5,150,000	3,875,375
Sprint Capital Corp. 6.875% 11/15/28	2,750,000	2,954,958
		6,830,333
Entertainment - 0.3%
Roblox Corp. 3.875% 5/1/30 (b)	7,567,000	6,488,703

Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51	23,200,000	14,847,475
Gannett Holdings LLC 6% 11/1/26 (b)	10,500,000	8,820,000
Magallanes, Inc. 5.391% 3/15/62 (b)	7,470,000	6,038,130
Univision Communications, Inc. 4.5% 5/1/29 (b)	5,800,000	4,872,000
		34,577,605
Wireless Telecommunication Services - 0.5%
T-Mobile U.S.A., Inc. 2.875% 2/15/31	10,550,000	9,085,780

TOTAL COMMUNICATION SERVICES		56,982,421

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.8%
Ford Motor Co.:
4.75% 1/15/43	3,200,000	2,453,856
5.291% 12/8/46	3,895,000	3,193,900
General Motors Financial Co., Inc. 5% 4/9/27	2,100,000	2,075,150
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(d)	9,410,000	9,281,742
		17,004,648
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC 6.875% 12/15/27 (b)	5,125,000	4,571,600
Boyd Gaming Corp. 4.75% 6/15/31 (b)	5,000,000	4,541,000
Station Casinos LLC 4.625% 12/1/31 (b)	2,515,000	2,123,918
		11,236,518
Specialty Retail - 0.6%
Bath & Body Works, Inc. 7.6% 7/15/37	2,515,000	2,166,998
Ken Garff Automotive LLC 4.875% 9/15/28 (b)	2,920,000	2,482,342
Lowe's Companies, Inc. 4.45% 4/1/62	3,800,000	3,101,705
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (b)	3,725,000	3,496,844
		11,247,889
TOTAL CONSUMER DISCRETIONARY		39,489,055

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)	5,965,000	5,567,642
New Albertsons LP:
7.45% 8/1/29	807,000	815,070
8% 5/1/31	1,290,000	1,314,188
8.7% 5/1/30	2,165,000	2,273,250
		9,970,150
Tobacco - 0.7%
BAT Capital Corp. 7.75% 10/19/32	4,400,000	4,873,745
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	9,434,000	8,542,503
		13,416,248
TOTAL CONSUMER STAPLES		23,386,398

ENERGY - 2.4%
Multi Industry Energy - 0.4%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)	8,265,000	7,521,150

Oil, Gas & Consumable Fuels - 2.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	2,900,000	2,985,763
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)	9,775,000	9,696,311
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	6,850,000	6,585,385
Petroleos Mexicanos 6.95% 1/28/60	20,725,000	13,292,497
SFL Corp. Ltd. 7.25% 5/12/26 (b)	8,000,000	7,392,000
		39,951,956
TOTAL ENERGY		47,473,106

FINANCIALS - 1.5%
Banks - 0.4%
Bank of America Corp.:
1.197% 10/24/26(c)	5,450,000	4,894,552
5.015% 7/22/33(c)	2,800,000	2,768,997
		7,663,549
Capital Markets - 0.4%
Ares Capital Corp. 2.15% 7/15/26	4,650,000	3,986,976
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	1,230,000	1,221,403
Goldman Sachs Group, Inc. 3.691% 6/5/28 (c)	2,800,000	2,652,258
		7,860,637
Consumer Finance - 0.5%
Capital One Financial Corp. 5.817% 2/1/34 (c)	2,400,000	2,319,170
Ford Motor Credit Co. LLC 7.35% 11/4/27	2,500,000	2,575,025
PRA Group, Inc. 7.375% 9/1/25 (b)	3,525,000	3,506,496
		8,400,691
Insurance - 0.2%
Athene Holding Ltd. 6.65% 2/1/33	2,300,000	2,334,497
MetLife, Inc. 6.4% 12/15/66 (c)	2,200,000	2,128,808
		4,463,305
TOTAL FINANCIALS		28,388,182

HEALTH CARE - 1.8%
Biotechnology - 0.2%
AbbVie, Inc. 4.25% 11/14/28	3,850,000	3,826,707

Health Care Providers & Services - 1.3%
Centene Corp. 3.375% 2/15/30	7,200,000	6,281,597
Community Health Systems, Inc. 5.25% 5/15/30 (b)	3,500,000	2,745,575
CVS Health Corp.:
4.3% 3/25/28	5,750,000	5,646,759
5.625% 2/21/53	3,000,000	3,039,092
HCA Holdings, Inc. 5.875% 2/15/26	4,300,000	4,363,671
Tenet Healthcare Corp. 4.375% 1/15/30	2,950,000	2,647,625
		24,724,319
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/26	6,545,000	5,923,225

TOTAL HEALTH CARE		34,474,251

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.9%
The Boeing Co. 2.196% 2/4/26	19,250,000	17,860,879

Commercial Services & Supplies - 0.6%
Covanta Holding Corp.:
4.875% 12/1/29(b)	5,285,000	4,702,276
5% 9/1/30	4,035,000	3,470,907
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	3,250,000	3,013,075
		11,186,258
TOTAL INDUSTRIALS		29,047,137

INFORMATION TECHNOLOGY - 3.0%
Software - 3.0%
Alteryx, Inc. 8.75% 3/15/28 (b)	4,000,000	4,025,880
MicroStrategy, Inc. 6.125% 6/15/28 (b)	2,965,000	2,631,438
NCR Corp. 5.125% 4/15/29 (b)	5,995,000	5,187,195
Open Text Corp. 6.9% 12/1/27 (b)	3,400,000	3,507,440
Oracle Corp.:
2.5% 4/1/25	18,800,000	18,001,416
2.875% 3/25/31	10,500,000	8,984,870
3.6% 4/1/50	7,900,000	5,603,427
3.85% 4/1/60	8,000,000	5,581,071
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	7,290,000	5,492,898
		59,015,635
MATERIALS - 1.7%
Chemicals - 0.7%
LSB Industries, Inc. 6.25% 10/15/28 (b)	3,833,000	3,411,370
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)	4,000,000	3,309,480
7.125% 10/1/27(b)	2,800,000	2,629,200
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (b)	3,250,000	2,897,635
W.R. Grace Holding LLC 5.625% 8/15/29 (b)	2,510,000	2,127,225
		14,374,910
Metals & Mining - 1.0%
ATI, Inc. 5.875% 12/1/27	7,053,000	6,890,076
Carpenter Technology Corp.:
6.375% 7/15/28	660,000	643,769
7.625% 3/15/30	2,875,000	2,973,742
ERO Copper Corp. 6.5% 2/15/30 (b)	5,517,000	4,803,238
Mineral Resources Ltd. 8% 11/1/27 (b)	3,745,000	3,851,620
		19,162,445
TOTAL MATERIALS		33,537,355

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	2,725,000	2,013,094
5% 10/15/27	8,795,000	7,233,888
VICI Properties LP 5.125% 5/15/32	11,325,000	10,669,736
		19,916,718
UTILITIES - 0.5%
Electric Utilities - 0.3%
Southern Co. 4% 1/15/51 (c)	3,500,000	3,211,031
Vistra Operations Co. LLC 5.625% 2/15/27 (b)	2,125,000	2,062,025
		5,273,056
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy Corp. 5.875% 9/1/26 (b)	3,190,000	2,703,525

Multi-Utilities - 0.1%
Sempra Energy 4.125% 4/1/52 (c)	1,900,000	1,530,669

TOTAL UTILITIES		9,507,250

TOTAL NONCONVERTIBLE BONDS		381,217,508
TOTAL CORPORATE BONDS (Cost $553,349,617)		548,735,933

U.S. Treasury Obligations - 16.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.875% 11/15/51	20,400,000	13,891,125
2.25% 2/15/52	18,075,000	13,478,584
2.875% 5/15/52	15,800,000	13,516,406
3% 8/15/52	15,375,000	13,505,977
3.875% 2/15/43	93,982,000	94,819,027
4% 11/15/52	143,850,000	152,660,801
U.S. Treasury Notes:
4% 2/29/28	13,100,000	13,336,414
4% 2/28/30	10,200,000	10,469,344
TOTAL U.S. TREASURY OBLIGATIONS (Cost $320,828,303)		325,677,678

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (c)(e) (Cost $177,382)	200,000	97,599

Foreign Government and Government Agency Obligations - 0.5%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic 10% 1/1/27 (Cost $9,123,482)	BRL	51,350,000	9,513,667

Common Stocks - 38.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	3,425	65,931
Verizon Communications, Inc.	1,863	72,452
		138,383
Entertainment - 0.8%
Activision Blizzard, Inc.	806	68,986
Netflix, Inc. (f)(g)	22,400	7,738,752
Roblox Corp. (f)	88,800	3,994,224
Spotify Technology SA (f)	24,900	3,327,138
		15,129,100
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (f)	133,768	13,875,755
Meta Platforms, Inc. Class A (f)(g)	48,000	10,173,120
Pinterest, Inc. Class A (f)	153,900	4,196,853
Snap, Inc. Class A (f)	391,600	4,389,836
		32,635,564
Media - 0.2%
Comcast Corp. Class A	2,954	111,986
Gannett Co., Inc. (f)(h)	2,431,346	4,546,617
Interpublic Group of Companies, Inc.	803	29,904
Shaw Communications, Inc. Class B	472	14,123
		4,702,630
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. Class B (non-vtg.)	509	23,591
T-Mobile U.S., Inc. (f)	866	125,431
		149,022
TOTAL COMMUNICATION SERVICES		52,754,699
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 0.8%
Ford Motor Co.	373,600	4,707,360
Tesla, Inc. (f)(g)	46,900	9,729,874
		14,437,234
Broadline Retail - 0.7%
Amazon.com, Inc. (f)	139,100	14,367,639
Diversified Consumer Services - 0.2%
H&R Block, Inc.	111,486	3,929,882
Hotels, Restaurants & Leisure - 2.5%
A&W Revenue Royalties Income Fund	184,900	5,081,159
Airbnb, Inc. Class A (f)	29,200	3,632,480
Draftkings Holdings, Inc. (h)	183,300	3,548,688
Genius Sports Ltd. (f)(h)	736,223	3,666,391
Hilton Grand Vacations, Inc. (f)	84,700	3,763,221
McDonald's Corp.	387	108,209
Pizza Pizza Royalty Corp.	852,400	8,684,830
Red Rock Resorts, Inc.	112,373	5,008,465
Sportradar Holding AG (f)(h)	102,311	1,189,877
Super Group SGHC Ltd. (f)	3,338,671	13,454,844
		48,138,164
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (f)(h)	345,806	3,921,440
Specialty Retail - 0.2%
Best Buy Co., Inc.	174	13,619
Burlington Stores, Inc. (f)	140	28,294
Dick's Sporting Goods, Inc.	28	3,973
Lowe's Companies, Inc.	15	3,000
TJX Companies, Inc.	972	76,166
WH Smith PLC	240,400	4,433,534
		4,558,586
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co.	61	5,505
Tapestry, Inc.	106	4,570
		10,075
TOTAL CONSUMER DISCRETIONARY		89,363,020
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Diageo PLC	566	25,260
Keurig Dr. Pepper, Inc.	2,337	82,449
The Coca-Cola Co.	1,621	100,551
		208,260
Food & Staples Retailing - 0.3%
Albertsons Companies, Inc.	813	16,894
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	426	21,418
BJ's Wholesale Club Holdings, Inc. (f)	354	26,929
Costco Wholesale Corp.	74	36,768
Dollar Tree, Inc. (f)	385	55,267
Target Corp.	36,265	6,006,572
Walmart, Inc.	1,036	152,758
		6,316,606
Food Products - 0.0%
Bunge Ltd.	217	20,728
Mondelez International, Inc.	1,000	69,720
Nestle SA (Reg. S)	119	14,510
		104,958
Household Products - 0.0%
Procter & Gamble Co.	759	112,856
Personal Products - 0.0%
Unilever PLC	326	16,893
Tobacco - 0.2%
Altria Group, Inc.	835	37,258
Philip Morris International, Inc.	844	82,079
Turning Point Brands, Inc.	184,014	3,864,294
		3,983,631
TOTAL CONSUMER STAPLES		10,743,204
ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Calumet Specialty Products Partners LP (f)	168,835	2,934,352
Canadian Natural Resources Ltd.	932	51,575
ConocoPhillips Co.	856	84,924
DHT Holdings, Inc.	5,552,305	60,020,417
Energy Transfer LP	397,800	4,960,566
Enterprise Products Partners LP	187,705	4,861,560
Exxon Mobil Corp.	46,159	5,061,796
Freehold Royalties Ltd. (h)	299,100	3,215,629
Hess Corp.	389	51,480
Imperial Oil Ltd.	1,059	53,855
Magellan Midstream Partners LP	88,800	4,818,288
MPLX LP	138,100	4,757,545
Phillips 66 Co.	373	37,815
Scorpio Tankers, Inc. (g)	176,834	9,957,523
Valero Energy Corp.	354	49,418
		100,916,743
FINANCIALS - 0.4%
Banks - 0.0%
Bank of America Corp.	5,459	156,127
Huntington Bancshares, Inc.	3,461	38,763
JPMorgan Chase & Co.	1,816	236,643
M&T Bank Corp.	356	42,567
PNC Financial Services Group, Inc.	621	78,929
Wells Fargo & Co.	2,585	96,627
		649,656
Consumer Finance - 0.1%
Capital One Financial Corp.	557	53,561
SoFi Technologies, Inc. (f)(h)	406,000	2,464,420
		2,517,981
Financial Services - 0.3%
Shift4 Payments, Inc. (f)	59,900	4,540,420
Visa, Inc. Class A	82	18,488
		4,558,908
Insurance - 0.0%
American Financial Group, Inc.	333	40,460
Chubb Ltd.	429	83,303
Hartford Financial Services Group, Inc.	749	52,198
Marsh & McLennan Companies, Inc.	135	22,484
The Travelers Companies, Inc.	410	70,278
		268,723
TOTAL FINANCIALS		7,995,268
HEALTH CARE - 4.9%
Biotechnology - 1.1%
AbbVie, Inc. (g)	43,364	6,910,921
Amgen, Inc.	26,402	6,382,684
BridgeBio Pharma, Inc. (f)	111,400	1,847,012
Gilead Sciences, Inc. (g)	81,048	6,724,553
		21,865,170
Health Care Equipment & Supplies - 0.0%
GE Healthcare Holding LLC	357	29,285
Health Care Providers & Services - 0.8%
Accolade, Inc. (f)	298,733	4,295,781
Cigna Group	382	97,612
Laboratory Corp. of America Holdings (g)	23,000	5,276,660
Molina Healthcare, Inc. (f)(g)	11,100	2,969,139
UnitedHealth Group, Inc. (g)	6,329	2,991,022
		15,630,214
Life Sciences Tools & Services - 0.9%
Danaher Corp. (g)	18,997	4,788,004
Maravai LifeSciences Holdings, Inc. (f)	178,305	2,498,053
Thermo Fisher Scientific, Inc. (g)	8,200	4,726,234
West Pharmaceutical Services, Inc.	12,900	4,469,463
		16,481,754
Pharmaceuticals - 2.1%
AstraZeneca PLC (United Kingdom)	50,360	6,977,597
Bristol-Myers Squibb Co.	95,159	6,595,470
Eli Lilly & Co. (g)	20,339	6,984,819
Johnson & Johnson	43,196	6,695,380
Merck & Co., Inc. (g)	60,855	6,474,363
Roche Holding AG (participation certificate)	315	90,009
Royalty Pharma PLC	983	35,417
Sanofi SA	895	97,088
Sanofi SA sponsored ADR (g)	128,400	6,987,528
		40,937,671
TOTAL HEALTH CARE		94,944,094
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.7%
Huntington Ingalls Industries, Inc.	134	27,741
Lockheed Martin Corp.	8,491	4,013,950
Northrop Grumman Corp.	8,636	3,987,414
The Boeing Co. (f)	22,431	4,765,017
		12,794,122
Air Freight & Logistics - 0.5%
FedEx Corp. (g)	20,700	4,729,743
United Parcel Service, Inc. Class B (g)	27,725	5,378,373
		10,108,116
Building Products - 0.0%
Johnson Controls International PLC	669	40,287
Electrical Equipment - 1.6%
AMETEK, Inc.	424	61,620
Babcock & Wilcox Enterprises, Inc. (f)	3,128,410	18,958,165
Eaton Corp. PLC	27,700	4,746,118
Regal Rexnord Corp. (g)	44,700	6,290,631
Stem, Inc. (f)	305,797	1,733,869
		31,790,403
Industrial Conglomerates - 0.2%
General Electric Co. (g)	43,073	4,117,779
Hitachi Ltd.	353	19,401
Siemens AG	157	25,435
		4,162,615
Machinery - 0.3%
Crane Holdings Co.	244	27,694
Fortive Corp.	70,225	4,787,238
ITT, Inc.	523	45,135
		4,860,067
Marine - 0.4%
Golden Ocean Group Ltd.	863,500	8,125,468
Professional Services - 0.0%
KBR, Inc.	302	16,625
Paychex, Inc.	59	6,761
		23,386
Trading Companies & Distributors - 0.0%
Watsco, Inc.	85	27,044
Transportation - 0.3%
Uber Technologies, Inc. (f)	200,000	6,340,000
TOTAL INDUSTRIALS		78,271,508
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.5%
Cisco Systems, Inc. (g)	190,411	9,953,735
IT Services - 1.5%
Accenture PLC Class A	123	35,155
Amdocs Ltd.	870	83,546
BigCommerce Holdings, Inc. (f)	498,900	4,460,166
Digitalocean Holdings, Inc. (f)(h)	100,000	3,917,000
Fastly, Inc. Class A (f)	261,200	4,638,912
GTT Communications, Inc. (e)	1,508	18,624
Okta, Inc. (f)	49,200	4,243,008
Shopify, Inc. Class A (f)	70,200	3,365,860
Twilio, Inc. Class A (f)	57,900	3,857,877
Wix.com Ltd. (f)	52,800	5,269,440
		29,889,588
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (f)	46,300	4,537,863
Micron Technology, Inc.	73,100	4,410,854
NVIDIA Corp. (g)	35,302	9,805,837
NXP Semiconductors NV (g)	24,629	4,592,693
onsemi (f)(g)	60,400	4,972,128
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (g)	49,869	4,638,814
Teradyne, Inc.	40,300	4,332,653
		37,290,842
Software - 6.0%
Alteryx, Inc. Class A (f)	60,700	3,571,588
Bentley Systems, Inc. Class B	101,400	4,359,186
BlackLine, Inc. (f)	59,201	3,975,347
Confluent, Inc. (f)	109,313	2,631,164
DocuSign, Inc. (f)	69,200	4,034,360
Everbridge, Inc. (f)	150,100	5,203,967
Gen Digital, Inc.	848	14,552
Guidewire Software, Inc. (f)	66,600	5,464,530
LivePerson, Inc. (f)	648,828	2,861,331
Microsoft Corp.	110,152	31,756,822
New Relic, Inc. (f)	51,563	3,882,178
Rapid7, Inc. (f)	78,500	3,603,935
Roper Technologies, Inc.	9,485	4,179,945
Salesforce, Inc. (f)(g)	38,400	7,671,552
SentinelOne, Inc. (f)	407,600	6,668,336
ServiceNow, Inc. (f)	9,000	4,182,480
Splunk, Inc. (f)	35,100	3,365,388
Tyler Technologies, Inc. (f)	16,700	5,922,488
Workday, Inc. Class A (f)	20,100	4,151,454
Workiva, Inc. (f)	52,640	5,390,862
Zoom Video Communications, Inc. Class A (f)	59,200	4,371,328
		117,262,793
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	170,553	28,124,190
Samsung Electronics Co. Ltd.	1,507	74,251
Seagate Technology Holdings PLC	120	7,934
		28,206,375
TOTAL INFORMATION TECHNOLOGY		222,603,333
MATERIALS - 3.2%
Chemicals - 0.5%
Corteva, Inc.	56,400	3,401,484
FMC Corp.	27,400	3,346,362
Linde PLC	433	153,906
Nutrien Ltd.	44,025	3,251,302
		10,153,054
Containers & Packaging - 0.5%
Ball Corp. (h)	84,419	4,652,331
Crown Holdings, Inc.	57,598	4,763,931
		9,416,262
Metals & Mining - 2.2%
Agnico Eagle Mines Ltd. (United States) (g)(h)	156,400	7,971,708
Anglo American PLC (United Kingdom)	626	20,822
ATI, Inc. (f)(g)	134,300	5,299,478
Carpenter Technology Corp.	74,700	3,343,572
Freeport-McMoRan, Inc.	137,078	5,607,861
MP Materials Corp. (f)(g)	101,100	2,850,009
Newmont Corp. (g)	168,400	8,254,968
Wheaton Precious Metals Corp.	180,126	8,675,103
		42,023,521
TOTAL MATERIALS		61,592,837
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	248	50,676
Crown Castle International Corp.	25,900	3,466,456
Equinix, Inc.	4,800	3,460,992
Gaming & Leisure Properties	84,550	4,401,673
Lamar Advertising Co. Class A	52,215	5,215,756
National Retail Properties, Inc.	77,900	3,439,285
Postal Realty Trust, Inc.	205,850	3,133,037
Prologis (REIT), Inc.	28,100	3,506,037
Public Storage	145	43,810
Ryman Hospitality Properties, Inc.	33,300	2,988,009
Spirit Realty Capital, Inc.	86,017	3,426,917
VICI Properties, Inc.	87,800	2,864,036
Welltower, Inc.	48,700	3,491,303
		39,487,987
UTILITIES - 0.0%
Electric Utilities - 0.0%
Constellation Energy Corp.	305	23,943
Exelon Corp.	1,078	45,157
FirstEnergy Corp.	626	25,078
NextEra Energy, Inc.	1,369	105,523
PG&E Corp. (f)	1,599	25,856
Southern Co.	580	40,356
		265,913
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	991	23,784
Multi-Utilities - 0.0%
Ameren Corp.	426	36,802
CenterPoint Energy, Inc.	1,324	39,005
Dominion Energy, Inc.	875	48,921
WEC Energy Group, Inc.	413	39,148
		163,876
TOTAL UTILITIES		453,573
TOTAL COMMON STOCKS (Cost $663,925,796)		759,126,266

Preferred Stocks - 2.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Fluor Corp. 6.50%	2,400	3,514,368

UTILITIES - 0.3%
Electric Utilities - 0.3%
NextEra Energy, Inc. 6.296%	75,000	3,459,750
PG&E Corp.	21,200	3,005,065
		6,464,815
TOTAL CONVERTIBLE PREFERRED STOCKS		9,979,183
Nonconvertible Preferred Stocks - 2.0%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
DCP Midstream Partners LP Series B, 7.875% (c)	37,020	928,832
Enbridge, Inc. Series L, 5 year U.S. Treasury Index + 3.150% 4.959% (c)(d)	110,300	2,225,854
Energy Transfer LP Series C, 7.375% (c)	41,400	992,772
		4,147,458
FINANCIALS - 0.8%
Banks - 0.2%
Wells Fargo & Co.:
5.85%(c)	114,188	2,652,587
6.625%(c)	53,000	1,290,020
		3,942,607
Capital Markets - 0.3%
B. Riley Financial, Inc. 5.00%	49,000	869,681
Morgan Stanley:
6.50%	50,000	1,269,500
6.875%(c)	156,000	3,856,320
		5,995,501
Insurance - 0.3%
Allstate Corp. 5.10%	130,000	2,927,600
Athene Holding Ltd.:
Series A, 6.35%(c)	43,066	938,408
Series C, 6.375%(c)	52,198	1,261,104
Power Financial Corp. Bank of Canada T-Bills 3 Month Index + 1.600% 1.77% (c)(d)	19,800	219,756
		5,346,868
TOTAL FINANCIALS		15,284,976

INDUSTRIALS - 0.9%
Electrical Equipment - 0.9%
Babcock & Wilcox Enterprises, Inc.:
6.50%	116,732	2,529,582
8.125%	570,618	14,094,265
		16,623,847
UTILITIES - 0.1%
Electric Utilities - 0.1%
Pacific Gas & Electric Co. Series A	96,801	2,166,406

Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp. Series E, Canadian Government Bond 5 Year Note Index + 3.650% 5.19% (c)(d)	16,100	259,816

TOTAL UTILITIES		2,426,222

TOTAL NONCONVERTIBLE PREFERRED STOCKS		38,482,503
TOTAL PREFERRED STOCKS (Cost $49,851,709)		48,461,686

Bank Loan Obligations - 4.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
GTT Communications BV 1LN, term loan:
CME Term SOFR 1 Month Index + 7.000% 11.907% 1/3/28 (c)(d)(i)	72,776	58,366
CME TERM SOFR 3 MONTH INDEX + 9.000% 13.9983% 6/3/28 (c)(d)(i)	57,178	29,351
		87,717
Media - 0.2%
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7652% 12/1/28 (c)(d)(i)	5,234,068	4,710,661
TOTAL COMMUNICATION SERVICES		4,798,378
CONSUMER DISCRETIONARY - 2.5%
Broadline Retail - 1.3%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 3/5/28 (c)(d)(i)	23,677,793	23,337,543
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6591% 12/17/26 (c)(d)(i)	2,213,665	1,950,239
		25,287,782
Diversified Consumer Services - 0.4%
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (c)(d)(i)	9,589,891	8,017,820
Hotels, Restaurants & Leisure - 0.8%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.807% 1/27/29 (c)(d)(i)	4,696,105	4,615,520
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 11/30/29 (c)(d)(i)	11,067,263	11,054,978
		15,670,498
TOTAL CONSUMER DISCRETIONARY		48,976,100
HEALTH CARE - 0.2%
Health Care Technology - 0.2%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2592% 2/15/29 (c)(d)(i)	3,975,441	3,717,037
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (c)(d)(i)(j)	488,374	456,629
		4,173,666
INDUSTRIALS - 0.8%
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.3403% 11/23/28 (c)(d)(i)	2,623,500	2,537,292
3 month U.S. LIBOR + 4.750% 9.5903% 11/23/28 (c)(d)(e)(i)	1,890,500	1,820,741
		4,358,033
Construction & Engineering - 0.2%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (c)(e)(i)	4,986,333	4,737,017
Transportation - 0.3%
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7205% 3/3/30 (c)(d)(i)	6,214,425	6,196,962
Transportation Infrastructure - 0.1%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.8512% 11/23/29 (c)(d)(e)(i)	655,000	651,725
TOTAL INDUSTRIALS		15,943,737
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (c)(d)(i)	3,982,297	3,874,655
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3676% 8/1/25 (c)(d)(i)	1,094,500	1,091,217
TOTAL BANK LOAN OBLIGATIONS (Cost $81,061,141)		78,857,753

Preferred Securities - 8.0%
	Principal Amount (a)	Value ($)
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 8.8916% (c)(d)(k)	6,600,000	5,870,010
6.5% (c)(k)	2,450,000	2,156,000
6.625% (c)(k)	2,700,000	2,011,023
7.125% (c)(k)	2,350,000	1,976,350
		12,013,383
FINANCIALS - 6.1%
Banks - 3.9%
Bank of America Corp.:
4.375% (c)(k)	3,500,000	2,975,482
5.125% (c)(k)	1,350,000	1,293,226
5.2% (c)(k)	3,500,000	3,392,813
5.875% (c)(k)	3,250,000	2,924,188
6.1% (c)(k)	4,700,000	4,607,551
6.125% (c)(k)	4,000,000	3,935,000
6.25% (c)(k)	2,735,000	2,670,044
6.5% (c)(k)	1,500,000	1,496,250
Citigroup, Inc.:
4% (c)(k)	1,075,000	950,031
5% (c)(k)	1,400,000	1,309,000
5.35% (c)(k)	1,200,000	1,157,160
5.95% (c)(k)	2,300,000	2,143,475
8.8704% (c)(d)(k)	2,700,000	2,679,750
First Citizens Bancshares, Inc. Series B, 3 month U.S. LIBOR + 3.970% 8.8383% (c)(d)(k)	1,350,000	1,262,250
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 2.580% 7.3936% (c)(d)(k)	4,600,000	4,464,645
4.6% (c)(k)	8,740,000	8,128,200
5% (c)(k)	6,695,000	6,427,870
5.15% (c)(k)	3,970,000	3,890,637
PNC Financial Services Group, Inc.:
4.85% (c)(k)	1,670,000	1,590,727
5% (c)(k)	2,550,000	2,307,750
6% (c)(k)	1,470,000	1,353,222
6.2% (c)(k)	2,100,000	1,975,785
6.25% (c)(k)	3,150,000	2,929,500
Truist Financial Corp.:
3 month U.S. LIBOR + 3.100% 7.9683% (c)(d)(k)	1,405,000	1,336,296
4.8% (c)(k)	2,650,000	2,318,750
4.95% (c)(k)	2,500,000	2,310,704
Wells Fargo & Co.:
3.9% (c)(k)	1,525,000	1,346,133
5.9% (c)(k)	3,450,000	3,270,773
		76,447,212
Capital Markets - 1.4%
Bank of New York Mellon Corp.:
3.75% (c)(k)	1,875,000	1,546,125
4.625% (c)(k)	2,900,000	2,593,597
4.7% (c)(k)	3,550,000	3,359,255
Charles Schwab Corp.:
4% (c)(k)	1,690,000	1,330,875
5% (c)(k)	1,565,000	1,326,338
5.375% (c)(k)	4,275,000	4,050,563
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 7.7333% (c)(d)(k)	5,070,000	4,917,393
3.65% (c)(k)	2,800,000	2,285,500
4.125% (c)(k)	1,350,000	1,118,821
State Street Corp. 5.625% (c)(k)	5,020,000	4,682,289
		27,210,756
Consumer Finance - 0.7%
Ally Financial, Inc.:
4.7% (c)(k)	5,005,000	3,591,088
4.7% (c)(k)	5,510,000	3,675,170
American Express Co. 3.55% (c)(k)	4,575,000	3,866,790
Capital One Financial Corp. 3.95% (c)(k)	2,450,000	1,834,438
		12,967,486
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (c)(k)	1,000,000	911,433
Insurance - 0.1%
MetLife, Inc. 3.85% (c)(k)	1,775,000	1,563,870
TOTAL FINANCIALS		119,100,757
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 3 month U.S. LIBOR + 3.330% 8.1963% (c)(d)(k)	1,779,000	1,777,221
UTILITIES - 1.2%
Electric Utilities - 0.4%
Duke Energy Corp. 4.875% (c)(k)	5,500,000	5,277,800
Edison International 5% (c)(k)	2,650,000	2,196,194
		7,473,994
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.:
7% (b)(c)(k)	5,995,000	5,275,600
8% (b)(c)(k)	4,390,000	4,100,527
		9,376,127
Multi-Utilities - 0.3%
Dominion Energy, Inc. 4.65% (c)(k)	3,175,000	2,789,365
Sempra Energy 4.875% (c)(k)	3,515,000	3,292,022
		6,081,387
TOTAL UTILITIES		22,931,508
TOTAL PREFERRED SECURITIES (Cost $161,283,804)		155,822,869

Other - 0.8%
	Shares	Value ($)
Other - 0.8%
Fidelity Private Credit Central Fund LLC (l)(m) (Cost $16,757,940)	1,687,107	16,702,361

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (l)	19,898,624	19,902,604
Fidelity Securities Lending Cash Central Fund 4.87% (l)(n)	9,175,428	9,176,346
TOTAL MONEY MARKET FUNDS (Cost $29,078,950)		29,078,950

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,885,438,124)	1,972,074,762
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(19,018,694)
NET ASSETS - 100.0%	1,953,056,068

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
AbbVie, Inc.	Chicago Board Options Exchange	26	414,362	175.00	06/16/23	(2,470)
Agnico Eagle Mines Ltd.	Chicago Board Options Exchange	325	2,239,250	75.00	06/16/23	(2,438)
ATI, Inc.	Chicago Board Options Exchange	500	1,973,000	47.50	07/21/23	(52,500)
Cisco Systems, Inc.	Chicago Board Options Exchange	400	2,091,000	55.00	04/21/23	(1,600)
Danaher Corp.	Chicago Board Options Exchange	60	1,512,240	300.00	04/21/23	(450)
Eli Lilly & Co.	Chicago Board Options Exchange	96	3,296,832	410.00	07/21/23	(22,896)
FedEx Corp.	Chicago Board Options Exchange	200	4,569,800	220.00	04/21/23	(235,000)
General Electric Co.	Chicago Board Options Exchange	400	3,824,000	105.00	06/16/23	(81,800)
Gilead Sciences, Inc.	Chicago Board Options Exchange	300	2,489,100	97.50	06/16/23	(7,350)
Laboratory Corp. of America Holdings	Chicago Board Options Exchange	200	4,588,400	260.00	05/19/23	(15,500)
Merck & Co., Inc.	Chicago Board Options Exchange	252	2,681,028	125.00	06/16/23	(5,040)
Meta Platforms, Inc. Class A	Chicago Board Options Exchange	185	3,920,890	225.00	04/21/23	(42,550)
Molina Healthcare, Inc.	Chicago Board Options Exchange	100	2,674,900	330.00	06/16/23	(6,500)
MP Materials Corp.	Chicago Board Options Exchange	500	1,409,500	40.00	04/21/23	(1,250)
Netflix, Inc.	Chicago Board Options Exchange	86	2,971,128	425.00	04/21/23	(11,438)
Newmont Corp.	Chicago Board Options Exchange	400	1,960,800	70.00	06/16/23	(5,800)
NVIDIA Corp.	Chicago Board Options Exchange	100	2,777,700	290.00	05/19/23	(129,000)
NXP Semiconductors NV	Chicago Board Options Exchange	240	4,475,400	200.00	04/21/23	(32,400)
onsemi	Chicago Board Options Exchange	600	4,939,200	95.00	06/16/23	(162,600)
Regal Rexnord Corp.	Chicago Board Options Exchange	200	2,814,600	180.00	05/19/23	(2,500)
Salesforce, Inc.	Chicago Board Options Exchange	350	6,992,300	220.00	05/19/23	(75,950)
Sanofi SA sponsored ADR	Chicago Board Options Exchange	1,284	6,987,528	55.00	06/16/23	(240,750)
Scorpio Tankers, Inc.	Chicago Board Options Exchange	1,300	7,320,300	75.00	04/21/23	(6,500)
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	Chicago Board Options Exchange	400	3,720,800	105.00	05/19/23	(35,200)
Tesla, Inc.	Chicago Board Options Exchange	130	2,696,980	295.00	05/19/23	(15,990)
Thermo Fisher Scientific, Inc.	Chicago Board Options Exchange	80	4,610,960	570.00	04/21/23	(132,800)
United Parcel Service, Inc. Class B	Chicago Board Options Exchange	200	3,879,800	190.00	04/21/23	(130,000)
UnitedHealth Group, Inc.	Chicago Board Options Exchange	20	945,180	550.00	06/16/23	(2,630)

TOTAL WRITTEN OPTIONS						(1,460,902)

Currency Abbreviations
BRL	-	Brazilian real

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,044,427 or 10.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security
(f)	Non-income producing
(g)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $94,776,978.
(h)	Security or a portion of the security is on loan at period end.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $488,374 and $456,629, respectively.

(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,702,361 or 0.9% of net assets.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	3/22/22 - 3/31/23	16,757,943

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	18,295,144	273,008,036	271,400,576	121,549	-	-	19,902,604	0.1%
Fidelity Private Credit Central Fund LLC	13,386,113	3,325,532	-	531,530	34,577	(43,861)	16,702,361	3.1%
Fidelity Securities Lending Cash Central Fund 4.87%	30,634,576	64,363,749	85,821,979	35,857	-	-	9,176,346	0.0%
Total	62,315,833	340,697,317	357,222,555	688,936	34,577	(43,861)	45,781,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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